Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (13,254)	$ 3,944	$ (9,534)
PRC tax rate	25.00%	25.00%	25.00%
Tax benefit (tax expense) at PRC tax rate on income before income tax	$ 3,314	$ (986)	$ 2,383
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(530)	(208)	(130)
Change in valuation allowance	(2,249)	(1,743)	1,417
Reversal of tax loss cannot be recoverable in future		(950)	(1,664)
Non-deductible and non-taxable items	94	3,118	(2,893)
Loss from discontinued operations and others	(629)	769	887
Income tax (expense) benefit	$ 0	$ 0	$ 0